Principal Accounting Policies (Comprehensive Income) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Reclassification adjustment from accumulated other comprehensive income(loss) to invest income	$ 3,314	20,059	0	0